Note 11 - Commitments and Contingencies (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 DryDocking and Special Surveys - Occurence Frequency (Member)	Dec. 31, 2013 Offhire Day (Member)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Other Intangible Assets, Net (in Dollars)	$ 0.6	$ 3.8
Number of Days Per Quarter				one	20	25
Number of Years			two